FT Vest U.S. Equity Equal Weight Buffer ETF - September Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - September | FT Vest U.S. Equity Equal Weight Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	8.08%